Other income (expenses), net (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income (expenses), net [Abstract]
Participation of members in profits and results	R$ (399,828)	R$ (361,796)	R$ (356,437)
Expenses from fixed assets	(205,929)	(53,774)	(174,488)
Allowance for judicial and labor claims	(119,919)	(169,973)	(105,644)
Capital gain - sale of Quantiq	276,816
Recovery of environmental damages	(102,466)	(182,600)	(65,791)
Leniency agreement	(375,476)	(2,860,402)
Other	71,922	(277,409)	(249,940)
Total	R$ (854,880)	R$ (3,905,954)	R$ (952,300)